Prepaid expenses and other current assets - Narratives (Details) - EUR (€) € in Thousands		1 Months Ended
	Jan. 12, 2021	Dec. 31, 2020	Dec. 31, 2021
Business Acquisition [Line Items]
Contractual installment payment		€ 2,297	€ 5,078
Marketing Sponsorship Agreement
Business Acquisition [Line Items]
Contractual installment payment			€ 3,600
weekengo Gmbh
Business Acquisition [Line Items]
Payments to acquire businesses	€ 7,400	€ 3,000